PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT
Schedule of property and equipment

		Equipment
		and devices
		for	Office
	Computers	leasing and	furniture
	and	for	and	Leasehold
	equipment	internal use	equipment	improvements	Total
	U.S. dollars in thousands
Cost:
Balance as of January 1, 2020	$2,146	$2,101	$481	$326	$5,054
Additions	139	1,028	16	915	2,098
Disposals	(596)	(489)	—	—	(1,085)
Balance as of December 31, 2020	1,689	2,640	497	1,241	6,067

Accumulated depreciation:
Balance as of January 1, 2020	1,753	1,235	360	234	3,582
Depreciation	78	545	17	26	666
Disposals	(596)	(489)	—	—	(1,085)
Balance as of December 31, 2020	1,235	1,291	377	260	3,163

Depreciated balance as of December 31, 2020	$454	$1,349	$120	$981	$2,904

Cost:
Balance as of January 1, 2019	$2,009	$1,527	$476	$326	$4,338
Additions	137	574	5	—	716
Balance as of December 31, 2019	2,146	2,101	481	326	5,054

Accumulated depreciation:
Balance as of January 1, 2019	1,695	854	345	231	3,125
Depreciation	58	381	15	3	457
Balance as of December 31, 2019	1,753	1,235	360	234	3,582

Depreciated balance as of December 31, 2019	$393	$866	$121	$92	$1,472